NEW ACCOUNTING STANDARDS ADOPTED	12 Months Ended
Dec. 31, 2019
NEW ACCOUNTING STANDARDS ADOPTED
NEW ACCOUNTING STANDARDS ADOPTED

3.    NEW ACCOUNTING STANDARDS ADOPTED

IFRS 16, Leases (“IFRS 16”)

The Company adopted IFRS 16 on January 1, 2019, in accordance with the transitional provisions of the standard, applying the modified retrospective approach.

At the inception of a contract, an assessment is made as to whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. At the commencement date of a lease, a right-of-use asset and a lease liability are recognized. The right-of-use asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, less any lease incentives received. A lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by the interest rate implicit in the lease, or if that rate cannot be readily determined, the incremental borrowing rate. The lease obligation is measured at amortized cost using the effective interest method and re-measured if there is a change in future lease payments.

The right-of-use asset is subsequently depreciated from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. An assessment is made at the end of each reporting period if there is an indication the carrying value of the right-of-use asset is not recoverable.

The Company completed an assessment of the new standard. The process included a review of all lease and service contracts, to determine if it has the right to control the use of an identified asset for a period of time in exchange for consideration. Based on the analysis, the only contract to which the Company applied the new standard related to the lease for the use of the Company’s office premises. As a result of adopting the new standard, the Company recognized a right-of-use asset of $0.4 million within deferred financing costs and other. The right-of-use asset was measured at an amount equal to the lease liability on adoption.

IFRS Interpretations Committee Interpretation 23, Uncertainty over Income Tax Treatments, (“IFRIC 23”)

The Company adopted IFRIC 23 on January 1, 2019, with retrospective application in accordance with the standard. IFRIC 23 clarifies the recognition and measurement requirements when there is uncertainty over income tax treatment under IAS 12, Income Taxes. The adoption of IFRIC 23 did not result in any adjustments to the Company’s financial results or disclosures.